Annual Operating Expenses {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-11 - Fidelity® International Discovery Fund	Dec. 30, 2021
Fidelity International Discovery Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	1.32%
Fidelity International Discovery Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.57%
Fidelity International Discovery Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual operating expenses	2.14%
Fidelity International Discovery Fund-Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	1.02%
Fidelity International Discovery Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.90%